UMB FUND SERVICES, INC.

235 West Galena St.

Milwaukee, Wisconsin 53212

(414) 299-2000

September 4, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Scout Funds

Registration Nos. 333-96461; 811-09813

Filing Pursuant to Rule 30b2-1 and Section 30(b) under the Investment Company

Act of 1940

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 30b2-1 and Section 30(b) under the Investment Company Act of 1940, as amended, is the Funds’ Form N-CSR for the annual period ended June 30, 2015. Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Very truly yours,

/s/ Constance Dye Shannon

Executive Vice President and General Counsel